Net Sales from External Customers by Product Category (Detail) - USD ($) $ in Millions		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 29, 2013	Oct. 02, 2016	Sep. 27, 2015	Oct. 02, 2016	Sep. 27, 2015	Jan. 03, 2016	Dec. 28, 2014	Dec. 22, 2013
Segment Reporting Information [Line Items]
Net sales	$ 5.3	$ 444.5	$ 404.5	$ 1,286.5	$ 1,111.8	$ 1,451.6	$ 1,176.6
Maintenance
Segment Reporting Information [Line Items]
Net sales	2.4					525.1	473.7
Irrigation and Lighting
Segment Reporting Information [Line Items]
Net sales	1.7					512.4	432.5
Landscapes and other
Segment Reporting Information [Line Items]
Net sales	0.8					233.3	176.2
Nursery
Segment Reporting Information [Line Items]
Net sales	$ 0.4					$ 180.8	$ 94.2
Predecessor
Segment Reporting Information [Line Items]
Net sales								$ 1,072.7
Predecessor | Maintenance
Segment Reporting Information [Line Items]
Net sales								454.4
Predecessor | Irrigation and Lighting
Segment Reporting Information [Line Items]
Net sales								386.4
Predecessor | Landscapes and other
Segment Reporting Information [Line Items]
Net sales								154.2
Predecessor | Nursery
Segment Reporting Information [Line Items]
Net sales								$ 77.7